As filed with the Securities and Exchange Commission on October 27, 2011
Securities Act Registration No. 333-
Investment Company Act Registration No. 811-22585

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-2
☑	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	PRE-EFFECTIVE AMENDMENT NO.

☐	POST-EFFECTIVE AMENDMENT NO.
and/or
☑	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☑	AMENDMENT NO. 5
Tortoise Pipeline & Energy Fund, Inc.
11550 Ash Street, Suite 300
Leawood, Kansas 66211
(913) 981-1020
AGENT FOR SERVICE
Terry C. Matlack
11550 Ash Street, Suite 300
Leawood, Kansas 66211
Copies of Communications to:
Steven F. Carman, Esq.
Eric J. Gervais, Esq.
Husch Blackwell LLP
4801 Main Street, Suite 1000
Kansas City, MO 64112
(816) 983-8000
     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
     If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐
     It is proposed that this filing will become effective (check appropriate box):
☐	when declared effective pursuant to Section 8(c).
     If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed registration statement.
☑	This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier registration statement for the same offering is 333-175687.
CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

		Proposed	Proposed Maximum
Title of Securities	Amount to be	Maximum Offering	Aggregate	Amount of
Being Registered	Registered (1)(2)	Price Per Share (1)	Offering Price (1)	Registration Fee (3)
Common Stock	411,577	$25.00	$10,289,425	$1,179.17

(1)	Estimated solely for the purpose of calculating the registration fee.

(2)	Includes Common Stock that may be offered to the Underwriters pursuant to an option to cover over-allotments.

(3)	Paid herewith.

EXPLANATORY NOTE
     Rule 462(b) Filing
     This Registration Statement is being filed with respect to the registration of additional Common Stock, $0.001 par value per share, of Tortoise Pipeline & Energy Fund, Inc., a corporation organized under the laws of the State of Maryland (the “Registrant”), pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (File Nos. 333-175687 and 811-22585) filed by the Registrant with the Securities and Exchange Commission, as amended, declared effective on October 26, 2011, are incorporated herein by reference.
     Any required consents are listed on the Exhibit Index attached hereto.

Part C — Other Information
Item 25. Financial Statements and Exhibits
     1. Financial Statements:
          Prior to the date of this filing, the Registrant had not conducted any business, other than in connection with its organization. The Registrant's financial statements dated August 25, 2011, notes to the financial statements and report of independent public accountants thereon indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940, as amended, were filed in Pre-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-2 (File No. 333-175687) and are incorporated by reference herein.
     2. Exhibits:

Exhibit
No.	Description of Document
a.	Articles of Incorporation(1)

b.	Bylaws(3)

c.	Inapplicable

d.	Form of Stock Certificate(3)

e.	Dividend Reinvestment Plan(3)

f.	Inapplicable

g.1.	Investment Advisory Agreement with Tortoise Capital Advisors, L.L.C. dated September 12, 2011(3)

g.2.	Fee Waiver Agreement with Tortoise Capital Advisors, L.L.C. dated September 12, 2011(3)

h.	Form of Underwriting Agreement(4)

i.	Inapplicable

j.	Custody Agreement with U.S. Bank National Association dated September 12, 2011(3)

k.1.	Stock Transfer Agency Agreement with Computershare Inc. and Computershare Trust Company, N.A. dated August 25, 2011(3)

k.2.	Administration Agreement with U.S. Bancorp Fund Services, LLC dated September 12, 2011(3)

k.3.	Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC dated September 12, 2011(3)

l.	Opinion of Venable LLP(3)

m.	Inapplicable

n.	Consent of Independent Registered Public Accounting Firm(4)

o.	Inapplicable

p.	Inapplicable

q.	Subscription Agreement(3)

r.1.	Code of Ethics of the Registrant(3)

r.2.	Code of Ethics of Tortoise Capital Advisors, L.L.C.(2)

s.	Power of Attorney(1)

(1)	Incorporated by reference to the Registrant’s Registration Statement on Form N-2 (File Nos. 811-22585 and 333-175687) filed on July 27, 2011.

(2)	Incorporated by reference to the Registrant’s Registration Statement on Form N-2 (File Nos. 811-22585 and 333-175687) filed on September 9, 2011.

(3)	Incorporated by reference to the Registrant’s Registration Statement on Form N-2 (File Nos. 811-22585 and 333-175687) filed on September 22, 2011.

(4)	Incorporated by reference to the Registrant’s Registration Statement on Form N-2 (File Nos. 811-22585 and 333-175687) filed on October 25, 2011.

Item 26. Marketing Arrangements
     Reference is made to the form of underwriting agreement included as Exhibit h. hereto.
Item 27. Other Expenses and Distribution
     The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

FINRA filing fee	$25,500
Securities and Exchange Commission fees	$17,825
New York Stock Exchange listing fee	$20,000
Directors’ fees and expenses	$—
Accounting fees and expenses	$40,000
Legal fees and expenses	$135,000
Printing expenses	$225,000
Transfer Agent’s fees	$—
Miscellaneous	$126,675

Total	$590,000

Item 28. Persons Controlled by or Under Common Control
     None.
Item 29. Number of Holders of Securities
     As of September 1, 2011, the number of record holders of each class of securities of the Registrant was:

Number of
Title of Class	Record Holders
Common Stock ($0.001 par value)	1
Item 30. Indemnification
     Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty which is established by a final judgment as being material to the cause of action. The Charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law and the 1940 Act.
     The Charter authorizes the Registrant, to the maximum extent permitted by Maryland law and the 1940 Act, to obligate itself to indemnify any present or former director or officer or any individual who, while a director or officer of the Registrant and at the request of the Registrant, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her status as a present or former director or officer of the Registrant or as a present or former director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise, and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The Bylaws obligate the Registrant, to the maximum extent permitted by Maryland law and the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director of the Registrant and at the request of the Registrant, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in that capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her status as a present or former director or officer of the Registrant and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The Charter and Bylaws also permit the Registrant to indemnify and advance expenses to any person who served a predecessor of the Registrant in any of the capacities described above and any employee or agent of the Registrant or a predecessor of the Registrant.
     Maryland law requires a corporation (unless its charter provides otherwise, which the Registrant’s Charter does not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he is made, or threatened to be made, a party by reason of his service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that personal benefit was improperly received, unless in either case a court orders indemnification and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation’s receipt of (a) a written affirmation by the director or officer of his good faith belief that he has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or on his behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.
Item 31. Business and Other Connections of Investment Advisor
     The information in the Statement of Additional Information under the caption “Management of the Fund — Directors and Officers” and the information in the prospectus under the caption “Management of the Fund — Investment Adviser” is hereby incorporated by reference.
Item 32. Location of Accounts and Records
     The Registrant’s accounts, books, and other documents are maintained at the offices of the Registrant, at the offices of the Registrant’s investment advisor, Tortoise Capital Advisors, L.L.C., 11550 Ash Street, Suite 300, Leawood, Kansas 66211, at the offices of the custodian, U.S. Bank National Association, 1555 N. River Center Drive, Milwaukee, Wisconsin 53212, at the offices of the transfer agent, Computershare Trust Company, N.A., P.O. Box 43078, Providence, Rhode Island 02940, or at the offices of the administrator, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 63202.
Item 33. Management Services
     Not applicable.
Item 34. Undertakings
     1. The Registrant undertakes to suspend the offering of the common shares until the Prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.
     2. Not applicable.
     3. Not applicable.
     4. Not applicable.
     5. The Registrant is filing this Registration Statement pursuant to Rule 430A under the 1933 Act and undertakes that: (a) for the purposes of determining any liability under the 1933 Act, the information omitted from the form of Prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of Prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; (b) for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of Prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

     6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Leawood and State of Kansas on the 26th day of October, 2011.

Tortoise Pipeline & Energy Fund, Inc.
By:	/s/ Terry C. Matlack
Terry C. Matlack,
CEO

Pursuant to the requirements of the Securities Act of 1933 this registration statement has been signed by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ P. Bradley Adams	Chief Financial Officer
P. Bradley Adams	(Principal Financial and Accounting Officer)	October 26, 2011

/s/ Terry C. Matlack	Chief Executive Officer
Terry C. Matlack	(Principal Executive Officer)	October 26, 2011

/s/ Conrad S. Ciccotello*
Conrad S. Ciccotello	Director	October 26, 2011

/s/ John R. Graham*
John R. Graham	Director	October 26, 2011

/s/ Charles E. Heath*
Charles E. Heath	Director	October 26, 2011

/s/ H. Kevin Birzer*
H. Kevin Birzer	Director	October 26, 2011

*	By Terry C. Matlack, pursuant to power of attorney filed with the Registrant’s Registration Statement or Form N-2 (File Nos. 811-22585 and 333-175687) on July 27, 2011.